Finance Costs - Schedule of finance costs (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Costs [Abstract]
Interests on margin loans payable	$ 12,475,296	$ 27,705,955	$ 9,047,063
Interests on convertible bond	7,717,348
Interests on bank borrowings	1,317,435
Total Finance costs	$ 21,510,079	$ 27,705,955	$ 9,047,063